Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Federal tax expense at statutory rates			$ 1,718	$ (573)
Difference in jurisdictional tax rates			(34)	723
Expense not deductible for tax			(46)	(600)
Income not subject to tax			802	1,346
Adjustment of provision to tax return			(1,029)	(473)
Change in valuation allowances			(965)	(1,769)
Change in unrecognized tax benefits			(535)	1,362
Other			(52)	65
Total tax (expenses)/benefits	$ 30	$ 48	$ 141	$ (81)